Fair Value Measurements (Details) - Schedule of financial assets that are measured at fair value - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Asset:
Marketable securities held in Trust Account	$ 20,767,832	$ 178,532,948	$ 175,953,964
Marketable securities held in Trust Account, total	20,767,832	178,532,948	175,953,964
Significant Other Observable Inputs (Level 2) [Member]
Asset:
Marketable securities held in Trust Account
Marketable securities held in Trust Account, total
Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Marketable securities held in Trust Account
Marketable securities held in Trust Account, total